Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis for preparation

Basis for preparation

The unaudited condensed consolidated statement of financial position as of December 31, 2024 and June 30, 2024, unaudited condensed consolidated statement of operations and other comprehensive loss, unaudited condensed consolidated statement of changes in equity and unaudited condensed consolidated statement of cash flows for the six months ended December 31, 2024 and 2023 include the results, changes in equity and cash flows of the companies comprising the Group as if the Company had always been the holding company of the Group and the current group structure had been in existence throughout period ended December 31, 2024 and year ended June 30, 2024, or since their respective dates of incorporation, where this is a shorter period.

The unaudited condensed consolidated financial statements of ARB IOT Group Limited and its subsidiaries have been prepared on a going concern basis and in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

The unaudited condensed consolidated financial statements for the six months ended December 31, 2024 do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements as of June 30, 2024.

Certain information and note disclosures normally included in the annual consolidated financial statements prepared in accordance with the IFRS have been condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of the Group’s management, the unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, in normal recurring nature, as necessary for the fair statement of the Group’s financial position as of December 31, 2024, and statements of operations and other comprehensive loss, changes in equity and cash flows for the six months ended December 31, 2024 and 2023.

Historical cost convention

The financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss and other comprehensive loss.

New or amended Accounting Standards and Interpretations adopted

There was no new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (“IASB”) that are relevant to the company’s current reporting period. Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The company has not yet assessed the impact of these new or amended Accounting Standards and Interpretations.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method with assets and liabilities acquired recorded at the acquisition date fair value. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value and the amount of any non-controlling interest share (“NCI”) in the acquiree. For each business combination, the Group elects whether to measure NCI in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related costs are expensed as incurred and included in Administrative expenses.

Principles of consolidation

Principles of consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Upon loss of control of a subsidiary, the Group’s profit or loss is calculated as the difference between the fair value of the consideration received and of any investment retained in the former subsidiary and the previous carrying amount of the assets (including any goodwill) and liabilities of the subsidiary and any non-controlling interests.

The principal place of business of the subsidiaries are in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows:

	Ownership Interest in equity
Name of company	December 31, 2024%	June 30, 2024%	Principal activities

ARB IOT (M) Sdn. Bhd. (“AIMSB”)	100	100	Investment holding

ARB IOT Group Sdn. Bhd. (“AIGSB”)	100	100	Investment holding

Subsidiaries of AIGSB
ARB AI Agro Sdn. Bhd. (“ARB AI Agro”)	100	100	Investment holding

Subsidiary of ARB AI Agro
ARB Agro Technology Sdn. Bhd. (“ARB Agro Tech”)	100	100	Business in digital agricultural technology

ARB AI Sdn. Bhd. (“ARB AI”)	*	100	Dormant

Subsidiary of ARB AI
ARBIOT Sdn. Bhd. (“ARBIOT”)	*	100	Dormant

ARB Lab Sdn. Bhd. (“ARB Lab”)	100	100	Investment holding

Subsidiaries of ARB Lab
ARB R&D Sdn. Bhd. (“ARB R&D”)	100	100	Development of IT and IoT for software and hardware

Subsidiaries of ARB R&D
ARB Innovation Sdn. Bhd. (“ARB Innovation”)	100	100	Provision of IT software and hardware solution

ARB R1 Technology Sdn. Bhd (“ARB R1”)	100	100	Dormant

ARB Robotic Sdn. Bhd. (“ARB Robotic”)	100	100	Investment holding

Subsidiary of ARB Robotic
ARB Intelligence Sdn. Bhd. (“ARB Intelligence”)	100	100	IoT cloud business platform

ARB Techsymbol Sdn. Bhd. (“ARB Techsymbol”)	*	100	Dormant

Subsidiaries of ARB Techsymbol
ARB Logistic Technologies Sdn. Bhd. (“ARB Logistic”)	*	100	Dormant

ARB WMS Technologies Sdn. Bhd. (“ARB WMS”)	*	100	Dormant

ARB Information Sdn. Bhd. (“ARB Information”)	*	100	Dormant

Subsidiary of ARB Information
ARB AI Technology Sdn. Bhd. (“ARB AI Tech”)	*	100	Dormant

ARB 5G Sdn. Bhd. (“ARB 5G”)	*	100	Dormant

Subsidiary of ARB 5G
ARB Big Data Sdn. Bhd. (“ARB Big Data”)	*	100	Dormant

ARB Synergy Sdn. Bhd. (“ARB Synergy”)	100	-	Investment holding

Subsidiary of ARB Synergy
ARB Databook Pte. Ltd. (“ARB Databook”)	100	-	Dormant
*	The company ceased operation during the financial period of the six months ended December 31, 2024, undergoes strike-off exercise and deemed written off from the Group as of December 31, 2024.

During the financial period, the Group completed the following subscriptions, acquisitions and disposals/strike-off of companies:

1.	On July 15, 2024, AIGSB executed a Trust Deed with Dato’ Sri Liew Kok Leong whereby the Trustee is a registered holder of 1 share representing 100% of the issued and paid-up share capital of ARB Synergy. Consequently, ARB Synergy and its wholly-owned subsidiary, ARB Databook became a wholly-owned subsidiary of the Company.
2.	On November 30, 2024, AIGSB has subscribed to an additional one (1) ordinary shares of ARB AI Agro for a total cash consideration of RM 8,979,999.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB AI Agro’s ordinary shares remained at 100%.
3.	On November 30, 2024, AIGSB has subscribed to ten (10) ordinary shares representing 0.99% equity interest of ARB Agro Tech for a total cash consideration of RM 35,016,000.00. Following the subscription, the Company’s effective interest in ARB Agro Tech’s ordinary shares remained at 100%.
4.	On November 30, 2024, ARB R&D has subscribed to an additional eight (8) ordinary shares of ARB Innovation for a total cash consideration of RM 570,000.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB Innovation’s ordinary shares remained at 100%.
5.	On November 30, 2024, AIGSB has subscribed to one (1) ordinary share representing 10% equity interest of ARB Innovation for total cash consideration of RM 57,630,648.00. Following the subscription, the Company’s effective interest in ARB Innovation’s ordinary share remained at 100%.
6.	On November 30, 2024, ARB Lab has subscribed to an additional eight (8) ordinary shares of ARB R&D for a total cash consideration of RM 590,000.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB R&D’s ordinary shares remained at 100%.
7.	On November 30, 2024, AIGSB has subscribed to one (1) ordinary share representing 10% equity interest of ARB R&D for a total cash consideration of RM 8,000,000.00. Following the subscription, the Company’s effective interest in ARB R&D’s ordinary share remained at 100%.
8.	On November 30, 2024, AIGSB has subscribed to an additional one (1) ordinary shares of ARB Robotic for a total cash consideration of RM 9,379,900.00. Following the subscription, there is no change in stake and the Company’s effective interest in ARB Robotic’s ordinary shares remained at 100%.
9.	On November 30, 2024, AIGSB has subscribed to ten (10) ordinary shares representing 0.99% equity interest of ARB Intelligence for a total cash consideration of RM 53,045,000.00. Following the subscription, the Company’s effective interest in ARB Intelligence’s ordinary shares remained at 100%.
10.	During this financial period, the subsidiaries of the Company: ARB AI, ARBIOT, ARB Techsymbol, ARB Logistic, ARB WMS, ARB Information, ARB AI Tech, ARB 5G, and ARB Big Data undergoes strike-off exercise and deemed written off from the group to streamline the business process and improve the efficiency of the group corporate structure.

In the previous financial year ended June 30, 2024, the Group completed the following subscriptions, acquisitions, disposals and incorporations of companies:

1.	On October 6, 2023, AIGSB, an indirect subsidiary of the Company, disposed 100% equity interest in ARB Midware Sdn. Bhd. (“ARB Midware”) for a total cash consideration of RM 1. Consequently, ARB Midware and its 51% owned subsidiary, namely ARB Distribution Sdn. Bhd. (“ARB Distribution”) disposed off from the Group.
2.	On May 31, 2024, ARB Techsymbol had acquired additional 49,000 ordinary shares of ARB WMS representing 49% of controlling equity interest for a total cash consideration of RM 49,000.00. Consequently, ARB Techsymbol and its wholly-owned subsidiary, ARB WMS became wholly-owned subsidiaries of the Company.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Segmental Information

Segmental Information

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”). The CODM is comprised of the Management Board of the Group. The Group operates as two segments dedicated to the provision of hardware and software of Internet of Things solutions and investment holding and others. The CODM makes decisions about allocating resources and assessing performance based on the Group as a whole. Accordingly, the Group has determined it operates in two operating and reportable segments.

Foreign currency translation

Foreign currency translation

The financial statements are presented in Ringgit Malaysia, which is the Company’s presentation currency. The use of USD is solely for the convenience of the reader. All the functional currency of subsidiaries of ARB IOT Group Limited are Ringgit Malaysia.

Foreign currency transactions

Foreign currency transactions are translated into Ringgit Malaysia (“RM”) using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial period exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss. Non-monetary items are converted at the rate of exchange used to convert the related unaudited consolidated statements of financial position items, i.e., at the time of the transaction.

Revenue recognition

Revenue recognition

Revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services. We enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Revenues are recognized upon the application of the following steps:

1.	Identification of the contract or contracts with a customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of revenue when, or as, the performance obligation is satisfied.

Employee benefits

Employee benefits

Short-term employee benefits

Wages, salaries, bonuses and social security contributions are recognised as an expense in the year in which the associated services are rendered by employees of the Group and the Company. Short-term accumulating compensated absence such as paid annual leave is recognised when services are rendered by employees and short term non-accumulating compensated absences such as sick leave are recognised when the absences occur.

Defined contribution plan

As required by law, companies in Malaysia make contributions to the Employees’ Provident Fund (“EPF”). The contributions are recognised as a liability after deducting any contribution already paid and as an expense in profit or loss in the period in which the employee render their services. Once the contributions have been paid, the Group and the Company has no further payment obligations.

Income tax

Income tax

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognised in profit or loss except to the extent that it relates to a business combination or items recognised directly in equity or other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted by the end of the reporting period, and any adjustment to tax payable in respect of previous financial year.

Deferred tax is recognised using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and their tax bases. Deferred tax is not recognised for the temporary differences arising from the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realised simultaneously.

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilised. Deferred tax assets are reviewed at the end of each reporting period and are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Impairment of assets

Impairment of assets

Goodwill is not subject to amortisation and is tested annually for impairment or more frequently if events or changes in circumstances indicate it might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in profit or loss for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use and is calculated with reference to future discounted cash flows that the asset is expected to generate when considered as part of a cash-generating unit. Assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. If an impairment subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment charge been recognized for the asset in prior years.

Inventories

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average cost method. Net realisable value represents the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Cash and bank balances

Cash and bank balances

For the purposes of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash in hand, deposits held at call with financial institutions, and, if applicable, other short-term highly liquid investments with original maturities of three months or less.

Trade receivables

Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at fair value. The Group holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost, less provision for impairment. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade payables

Trade payables

Trade payables are liabilities for goods and services provided to the Group prior to the end of the financial period which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. All trade payables were current for the six months ended December 31, 2024 and for the year ended June 30, 2024.

Share capital and reserves

Share capital and reserves

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds of the issue.

Fair value hierarchy

Fair value hierarchy

Financial instruments are carried at fair value. The different levels used in measuring fair value have been defined in accounting standards as follows:

Level 1 — the fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period.

Level 2 — the fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3 — if one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

The Group recognises transfers between levels of the fair value hierarchy as of the date of the event or change in circumstances that caused the transfers.